Stock-Based Compensation - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 25, 2017	May 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2017	Jul. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance									249,700
Number of shares available to be issued						26,661,288
Service period for option exercise				5 years		5 years
Granted				$ 5.04	$ 4.38	$ 4.35	$ 2.61	$ 1.81
Stock-based compensation expense			$ 1,574,000	$ 10,919,000				$ 16,488,000
Vested				5,300,000	$ 0
Compensation cost related to nonvested stock options not yet recognized			12,600,000	$ 12,600,000
Unrecognized compensation cost related to nonvested stock option recognized over weighted average period, in years				3 years
Aggregate purchase of stock options	216,160
Performance-based Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of performance-based stock option awards						$ 14,900,000
Stock-based compensation expense						$ 0	$ 0	$ 0
Cumulative Stock-based Compensation Expense Related to Stock Options Recorded upon Effectiveness of Our IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			0	$ 6,236,000
Cumulative Stock-based Compensation Expense Related to Stock Options Recorded upon Effectiveness of Our IPO | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 6,200,000
Stock Option Modifications
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,400,000		$ 0	$ 2,394,000
2017 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to be issued			6,425,767	6,425,767
2017 Equity Incentive Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available to be issued		6,421,442	6,481,622	6,481,622
2007 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance						8,413,770				4,757,610
Number of shares available to be issued		421,442				1,629,322
Period for which options can be granted				10 years		10 years
Number of shares available for grants		0